UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/29/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (100.6%)(a)
	Rating(RAT)	Principal amount	Value

California (0.5%)

CA State G.O. Bonds, 5s, 11/1/32	A1	$750,000	$815,258

			815,258
Guam (0.7%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB-	500,000	530,030

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	350,000	352,860

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	250,000	254,260

			1,137,150
Ohio (91.7%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25	Aa3	1,005,000	1,115,791

Akron, Wtr. Wks. Rev. Bonds, NATL, U.S. Govt. Coll., 6s, 12/1/12 (Escrowed to Maturity)	Baa2	310,000	323,222

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	1,065,250

Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care), Ser. B, 0.1s, 10/1/31	VMIG1	3,335,000	3,335,000

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	Aa3	1,500,000	1,673,160
5s, 2/15/38	A1	1,500,000	1,576,200

Barberton, City School Dist. G.O. Bonds (School Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,578,526

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5s, 1/15/26	Aa2	1,000,000	1,118,130

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	2,250,000	1,657,305
5 3/8s, 6/1/24	B3	690,000	555,740

Cincinnati, City School Dist. COP (School Impt.), AGM, 5s, 12/15/28	Aa2	2,500,000	2,764,300

Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AA	2,000,000	2,160,260
FGIC, NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,898,832

Cleveland, Arpt. Syst. Ser. C, AGM, 5s, 1/1/23	Aa3	1,500,000	1,612,065

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGO, 5s, 10/1/29	AA	1,000,000	1,094,560

Cleveland, Muni. School Dist. G.O. Bonds, AGM, 5s, 12/1/27	Aa2	1,375,000	1,445,661

Cleveland, Pkg. Fac. Rev. Bonds
AGM, 5 1/4s, 9/15/22	Aa3	1,630,000	1,913,897
AGM, U.S. Govt. Coll., 5 1/4s, 9/15/22 (Escrowed to maturity)	Aa3	770,000	1,019,388

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A2	3,000,000	1,631,010

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B/P	1,015,000	1,018,877

Columbus G.O. Bonds, Ser. A, 5s, 7/1/14	Aaa	1,375,000	1,524,091

Columbus, Swr. VRDN, Ser. B, 0.13s, 6/1/32	VMIG1	3,500,000	3,500,000

Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. C
5 1/4s, 2/1/29	Aa2	995,000	1,154,538
5s, 8/1/25	Aa2	1,500,000	1,751,055

Cuyahoga Cnty. G.O. Bonds (Ltd. Tax), Ser. A, 4s, 12/1/17	Aa1	750,000	873,810

Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	825,000	900,026

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.), SGI, 5s, 12/1/35	A1	500,000	528,230

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.)
5 5/8s, 8/15/32	A-	1,500,000	1,511,190
Ser. A, 5 1/4s, 8/15/46	A-	590,000	591,599

Field, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AMBAC, 5s, 12/1/22	A-/P	1,170,000	1,202,280

Franklin Cnty., Rev. Bonds (OCLC Online Computer Library Ctr.), 5s, 4/15/13	A	2,610,000	2,710,824

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	1,100,000	1,165,450

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5 1/2s, 4/1/39	A2	1,000,000	1,072,480

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A1	1,745,000	1,880,709

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 6 5/8s, 1/1/46	BBB	590,000	630,321

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A+/F	3,000,000	1,766,700
zero %, 12/1/22	A+/F	500,000	327,125

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,660,890

Hamilton, City School Dist. G.O. Bonds (School Impt.), AGM, 5s, 12/1/26	Aa3	2,000,000	2,171,280

Huran Cnty., Human Svcs. Rev. Bonds, NATL, 6.55s, 12/1/20	Aa3	1,800,000	2,229,120

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	Baa1	1,115,000	1,168,241

Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	Aa2	1,190,000	1,050,770
AGM, zero %, 12/1/16	Aa2	1,250,000	1,150,938

Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds (Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	B	940,000	959,345

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H, AGO, 5s, 2/1/29	Aa3	2,000,000	2,140,260

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB	500,000	536,395

Lucas Cnty., Hlth. Care Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BB+	700,000	737,954

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	680,089

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), 5 1/4s, 5/15/17	A2	1,250,000	1,377,125

Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s, 11/1/17	A1	2,535,000	2,627,401

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa2	1,000,000	1,180,760

Mount Healthy, City School Dist. G.O. Bonds (School Impt.), AGM, 5 1/4s, 12/1/22	Aa3	1,105,000	1,277,413

OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	75,000	75,869
(Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,135,000	1,232,372
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s, 3/1/15	Aaa	335,000	340,467

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	10,000	8,619

OH State G.O. Bonds
(Infrastructure Impt.), Ser. A, 5s, 2/1/21	Aa1	1,000,000	1,243,600
(Common Schools), Ser. A, 4s, 9/15/16	Aa1	1,000,000	1,145,860

OH State Rev. Bonds
Ser. A, 5s, 10/1/22	Aa3	3,090,000	3,517,038
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	Aa3	1,750,000	1,982,173

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	1,000,000	1,120,130

OH State Air Quality Dev. Auth. Rev. Bonds
(Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,092,210
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	571,915

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,273,940
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,124,470
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,329,468
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,086,540
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,586,325

OH State Higher Edl. Fac. VRDN (Case Western Reserve), Ser. B-2, 0.1s, 12/1/44	VMIG1	3,800,000	3,800,000

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	1,063,660
(Kenyon College), 5s, 7/1/44	A1	2,000,000	2,101,240
(Xavier U.), 5s, 5/1/40	A3	750,000	796,350

OH State Higher Edl. Fac. Commn. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,155,580
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,039,860

OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s, 9/1/33	Aaa	900,000	928,485
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	690,000	696,203

OH State Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15	A2	1,700,000	1,904,595

OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31 (Prerefunded 12/1/12)	Aa1	1,000,000	1,036,570

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds (Loan Fund Wtr. Quality), Ser. B-1, 5s, 12/1/17	Aaa	1,500,000	1,848,885

OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds (11/1/12) (First Energy Generation), Ser. C, 7 1/4s, 11/1/12	Baa3	500,000	517,095

OH U. Gen. Recipients Athens Rev. Bonds
5s, 12/1/42	Aa3	500,000	547,360
NATL, 5s, 12/1/25	Aa3	2,265,000	2,421,738

Powell, G.O. Bonds, FGIC, NATL, U.S. Govt. Coll., 5 1/2s, 12/1/25 (Prerefunded 12/1/12)	Aa1	1,500,000	1,559,010

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A1	2,165,000	2,563,079

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	364,320

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	2,250,000	2,414,633

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	Aa2	2,000,000	2,190,480

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5s, 10/1/30	A3	500,000	504,525

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGO, 5s, 12/1/27	Aa2	1,500,000	1,652,775

Tallmadge, City School Dist. G.O. Bonds (School Fac.), AGM, 5s, 12/1/26	AA-	1,410,000	1,510,322

Toledo, G.O. Bonds (Macys), Ser. A, NATL, 6.35s, 12/1/25	A2	1,500,000	1,503,015

Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	A/P	660,000	683,159

Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	A/P	265,000	269,648

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa3	1,900,000	2,332,288

U. of Cincinnati Rev. Bonds
Ser. F, 5s, 6/1/34	Aa3	1,500,000	1,666,875
Ser. A, 5s, 6/1/31(WIS)	Aa3	500,000	576,135
Ser. A, 5s, 6/1/30(WIS)	Aa3	1,000,000	1,159,840

Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,491,587

Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s, 12/1/14	A+/P	1,440,000	1,568,419

Youngstown State U. Rev. Bonds
AGO, 5 1/4s, 12/15/29	Aa3	500,000	561,910
5s, 12/15/25	A1	500,000	561,905

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	280,177
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	261,074
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	235,603
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	229,235
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	203,765
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	197,397

			140,725,376
Puerto Rico (7.0%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	485,000	485,073

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	Baa1	1,350,000	1,497,272
5 1/4s, 7/1/22	Baa1	1,000,000	1,058,060

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa2	2,000,000	2,165,620

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. ZZ, 5 1/4s, 7/1/26	A3	1,000,000	1,113,890

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1	750,000	845,385
Ser. G, 5s, 7/1/33	Baa1	100,000	100,897
Ser. G, 5s, 7/1/33 (Prerefunded 7/1/13)	Aaa	195,000	207,353

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,170

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	Baa1	1,000,000	1,132,290

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	Baa1	500,000	568,800

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	Aa2	3,000,000	537,600

			10,712,410
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	327,789
Ser. A-1, 5s, 10/1/39	Baa2	375,000	381,128
Ser. A, 5s, 10/1/25	Baa2	350,000	378,075

			1,086,992
TOTAL INVESTMENTS

Total investments (cost $142,991,445)(b)			$154,477,186

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $153,500,067.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $142,991,445, resulting in gross unrealized appreciation and depreciation of $11,851,933 and $366,192, respectively, or net unrealized appreciation of $11,485,741.
(WIS)	When-issued security.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local Government	24.7%
	Education	17.2
	Healthcare	14.8
	Utilities	13.7
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	12.8%
	NATL	11.2
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$154,477,186	$—

Totals by level	$—	$154,477,186	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012